Employee benefit plans	12 Months Ended
Mar. 31, 2023
Employee Benefit Plans [Abstract]
Employee benefit plans
1
2
. Employee benefit plans:
Nomura provides various pension plans and other post-retirement benefits which cover certain eligible employees worldwide. In addition, Nomura provides health care benefits to certain active and retired employees through its Nomura Securities Health Insurance
Society (“NSHIS”).

Defined benefit pension plans—
The
Company and certain subsidiaries in Japan (“Japanese entities”) have contributory funded benefit pension plans for eligible employees. The benefits are paid as annuity payments subsequent to retirement or as lump-sum payments at the time of retirement based on a combination of years of service, age at retirement and employee’s choice. The benefits under the plans are calculated based upon position, years of service and reason for retirement. In addition to the plans described above, certain Japanese entities also have unfunded lump-sum payment plans. Under these plans, employees with at least two years of service are generally entitled to lump-sum payments upon termination of employment. The benefits under the plans are calculated based upon position, years of service and the reason for retirement. Nomura’s funding policy is to contribute annually the amount necessary to satisfy local funding standards. In December 2008, certain contributory funded benefit pension plans and unfunded lump-sum payment plans were amended and “Cash balance pension plans” were introduced. Participants receive an annual benefit in their cash balance pension plan accounts, which is computed based on compensation of the participants, adjusted for the changes in market interest rate.
In April 2020, certain Japanese entities amended their pension plans. Certain defined benefit pension plans and unfunded lump-sum payment plans were either closed for additional funding or abolished. Defined contribution pension plans and cash balance pension plans have replaced them for future contributions.
Certain overseas subsidiaries have various local defined benefit plans covering certain employees. Nomura recognized an asset for surplus pension benefits for these plans amounting to ¥7,911 million and ¥5,795 million as of March 31, 2022 and 2023, respectively.
Net periodic benefit cost
The following table presents the components of net periodic benefit cost for defined benefit plans of Japanese entities for the years ended March 31, 2021, 2022 and 2023. Nomura’s measurement date is March 31 for defined benefit plans of Japanese entities.

	Millions of yen
	Year ended March 31
	2021	2022	2023
Service cost	¥6,721	¥6,452	¥6,398
Interest cost	1,786	2,042	2,432
Expected return on plan assets	(5,826)	(6,055)	(5,968)
Amortization of net actuarial losses	5,519	3,955	3,818
Amortization of prior service cost	(1,521)	(1,599)	(1,607)

Net periodic benefit cost	¥6,679	¥4,795	¥5,073

Prior service cost is amortized on a straight-line basis over the average remaining service period of active participants. Gains and losses in excess of 10% of the greater of the projected benefit obligation or the fair value of plan assets are amortized over the average remaining service period of active participants, which is 14 years.
Benefit obligations and funded status
The following table presents a reconciliation of changes in projected benefit obligation (“PBO”) and the fair value of plan assets, as well as a summary of the funded status of Japanese entities’ plans as of, and for the years ended March 31, 2022 and 2023.

	Millions of yen
	As of or for the year ended March 31
	2022	2023
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥295,810	¥293,039
Service cost	6,452	6,398
Interest cost	2,042	2,432
Actuarial gain	1,433	(22,749)
Benefits paid	(12,683)	(13,893)
Acquisition, divestitures and other	(15)	(84)

Projected benefit obligation at end of year	¥293,039	¥265,143

Change in plan assets:
Fair value of plan assets at beginning of year	¥234,747	¥231,461
Actual return on plan assets	5,464	(2,416)
Employer contributions	815	820
Benefits paid	(9,565)	(10,403)

Fair value of plan assets at end of year	¥231,461	¥219,462

Funded status at end of year	(61,578)	(45,681)

Amounts recognized in the consolidated balance sheets	¥(61,578)	¥(45,681)

The accumulated benefit obligation (“ABO”) was ¥293,039 million and ¥265,143 million as of March 31, 2022 and 2023, respectively.
In April 2020, defined contribution pension plans and cash balance pension plans were adopted for future contributions following the amendments of pension benefit plans. Certain contributory defined benefit pension plans were closed for additional funding and will be managed within the accumulated funds. Unfunded lump-sum payment plans were abolished and transferred to cash balance plans with the calculated amount of lump-sum retirement payment as of the amendment date.
The following table presents the PBO, ABO and fair value of plan assets for Japanese entities’ plans with ABO and PBO in excess of plan assets as of March 31, 2022 and 2023.

	Millions of yen
	March 31
	2022	2023
Plans with ABO in excess of plan assets:
PBO	¥62,457	¥47,672
ABO	62,457	47,672
Fair value of plan assets	—	—
Plans with PBO in excess of plan assets:
PBO	¥62,457	¥47,672
ABO	62,457	47,672
Fair value of plan assets	—	—

The following table presents pre-tax amounts of Japanese entities’ plans deferred in
Accumulated other comprehensive income (loss)
that have not yet been recognized as components of net periodic benefit cost during the year ended March 31, 2023.

Millions of yen
For the year ended March 31, 2023
Net actuarial loss	¥64,551
Net prior service cost	(6,507)

Total	¥58,044

Pre-tax amounts of Japanese entities’ plans in accumulated other comprehensive income which are expected to be recognized as components of net periodic benefit cost over the next fiscal year are as follows.

Millions of yen
For the year ending March 31, 2024
Net actuarial loss	¥2,805
Net prior service cost	(1,665)

Total	¥1,140

Assumptions
The following table presents the weighted-average assumptions used to determine projected benefit obligations of Japanese entities’ plans as of March 31, 2022 and 2023.

	March 31
	2022	2023
Discount rate	0.8%	1.3%
Rate of increase in compensation levels	0.3%	0.4%
Interest crediting rate	2.9%	2.8%
The following table presents the weighted-average assumptions used to determine the net periodic benefit cost of Japanese entities’ plans as of March 31, 2021, 2022 and 2023.

	Year ended March 31
	2021	2022	2023
Discount rate	0.6%	0.7%	0.8%
Rate of increase in compensation levels	0.3%	0.3%	0.3%
Expected long-term rate of return on plan assets	2.6%	2.6%	2.6%
Interest crediting rate	3.0%	2.9%	2.9%
Nomura generally determines the discount rates for its defined benefit plans by referencing indices for long-term, high-quality debt securities and ensuring that the discount rate does not exceed the yield reported for those indices after adjustment for the duration of the plans’ liabilities.
Nomura uses the expected long-term rate of return on plan assets to compute the expected return on assets. Nomura’s approach in determining the long-term rate of return on plan assets is primarily based on historical financial market relationships that have existed over time with the presumption that this trend will generally remain constant in the future.
Plan assets
Plan assets are managed with an objective to generate sufficient long-term value in order to enable future pension payouts. While targeting a long-term rate of return on plan assets, Nomura aims to minimize short-term volatility by managing the portfolio through diversifying risk. Based on this portfolio policy, the plan assets are invested diversely.
The plan assets of domestic plans target to invest 15%

in equities (including private equity investments), 44% in debt securities, 25% in life insurance company general accounts, and 16% in other investments. Investment allocations are generally reviewed and revised at the time of the actual revaluation that takes place every five years or when there is a significant change in the portfolio assumptions.
For details of the levels of inputs used to measure the fair value of plan assets, see Note 2 “
Fair value measurements.
”
The following tables present information about the fair value of plan assets of Japanese entities’ plans as of March 31, 2022 and 2023 within the fair value hierarchy.

	Millions of yen
	March 31, 2022
	Level 1	Level 2	Level 3	Balance as of March 31, 2022
Pension plan assets:
Private equity and pooled investments (1)	¥—	¥740	¥29,081	¥29,821
Japanese government securities	20,469	—	—	20,469
Investment trust funds and other (2)(3)	—	19,842	27,575	47,417
Life insurance company general accounts	—	73,314	—	73,314
Other assets	—	33,575	—	33,575

Total	¥20,469	¥127,471	¥56,656	¥204,596

	Millions of yen
	March 31, 2023
	Level 1	Level 2	Level 3	Balance as of March 31, 2023
Pension plan assets:
Private equity and pooled investments (1)	¥—	¥1,718	¥23,078	¥24,796
Japanese government securities	21,704	—	—	21,704
Investment trust funds and other (2)(3)	—	19,918	26,328	46,246
Life insurance company general accounts	—	74,033	—	74,033
Other assets	—	24,334	—	24,334

Total	¥21,704	¥120,003	¥49,406	¥191,113

(1)	Includes corporate type equity investments.
(2)	Includes primarily debt investment funds. Hedge funds and real estate funds are also included.

(3)
Certain assets that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2022 and 2023, the fair values of these assets were ¥26,865 million and ¥28,349 million, respectively.

Within the
fair value
measurement

of plan assets of non-Japanese entities’ plans as of March 31, 2022
,
 ¥1,543 million, ¥2,181 million and ¥36,129 million were classified in Level 1, Level 2 and Level 3 of the fair value hierarchy, respectively.
Within the
fair value

measurement
 of plan assets of non-Japanese entities’ plans as of March 31, 2023
,
 ¥44 million, ¥3,149 million and ¥26,497 million were classified in Level 1, Level 2 and Level 3 of the fair value hierarchy, respectively.
See Note 2 “
Fair value measurements
” for further information regarding how Nomura estimates fair value for specific types of financial instruments.
The following tables present information about plan assets of Japanese entities’ plans for which Nomura has utilized significant Level 3 valuation inputs to estimate fair value.

	Millions of yen
	Year ended March 31, 2022
	Balance as of April 1, 2021	Unrealized and realized gains / (loss)	Purchases / sales and other settlement	Balance as of March 31, 2022
Private equity and pooled investments	¥33,384	¥1,374	¥(5,677)	¥29,081
Investment trust funds and other	36,335	(532)	(8,228)	27,575

Total	¥69,719	¥842	¥(13,905)	¥56,656

	Millions of yen
	Year ended March 31, 2023
	Balance as of April 1, 2022	Unrealized and realized gains / (loss)	Purchases / sales and other settlement	Balance as of March 31, 2023
Private equity and pooled investments	¥29,081	¥(1,990)	¥(4,013)	¥23,078
Investment trust funds and other	27,575	2,211	(3,458)	26,328

Total	¥56,656	¥221	¥(7,471)	¥49,406

The fair value measurement of
plan assets of non-Japanese entities’ plans
 classified as Level 3
 mainly
consists
of annuities,
amounted to
¥36,129 million and ¥26,497 million as of March 31, 2022 and 2023, respectively. The amount of unrealized profit (loss) of Level 3 assets amounted to
¥(4,060) million and ¥(9,705)
million for the years ended March 31, 2022 and 2023, respectively. The amounts of gains and losses other than above, purchases and sales, and transfers between Level 1 or Level 2 and Level 3 relating to these assets during the years ended March 31, 2022 and 2023 were not significant.
Cash Flows
Following the amendments of pension benefit plans in Japanese entities, certain contributory funded benefit pension plans were closed for additional funding and will be managed within the accumulated funds.

The following table presents the expected benefit payments of Japanese entities’ plans during the next five fiscal years and in aggregate for the five fiscal years thereafter.

Year ending March 31	Millions of yen
2024	¥16,237
2025	15,753
2026	15,135
2027	14,373
2028	15,048
2029-2033	59,580
Defined contribution pension plans—
In addition to defined benefit pension plans, the Company, NSC and other Japanese and non-Japanese subsidiaries have defined contribution pension plans.
Nomura contributed ¥6,478 million, ¥6,709 million and ¥6,675 million to defined contribution pension plans for Japanese entities’ plans for the years ended March 31, 2021, 2022 and 2023, respectively.
The contributions to overseas defined contribution pension plans were ¥8,035 million, ¥9,215 million and ¥11,964 million for the years ended March 31, 2021, 2022 and 2023, respectively.
Health care benefits—
The Company and certain subsidiaries provide certain health care benefits to both active and retired employees through NSHIS. The Company and certain subsidiaries also sponsor certain health care benefits to retired employees (“Special Plan”) and who participate in the Special Plan on a pay-all basis, i.e., by requiring a retiree contribution based on the estimated per capita cost of coverage. The Special Plan is a multi-employer post-retirement plan because it is jointly administered by NSHIS and the Japanese government, and the funded status of it is not computed separately. Therefore, although the Company and certain subsidiaries contribute some portion of the cost of retiree health care benefits not covered through retiree contributions, the Company and certain subsidiaries do not reserve for future costs. The health care benefit costs, which are equivalent to the required contribution, were
¥9,463 million, ¥10,035 million and ¥9,586 million for the years ended March 31, 2021, 2022 and 2023, respectively.